Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows (Detail) - Consolidated entities [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning of the year	¥ 756,811	¥ 1,061,375	¥ 1,595,704
Sales and transfers of oil and gas produced, net of production costs	(232,387)	(167,108)	(209,600)
Net changes in prices and production costs and other	367,132	(370,257)	(716,150)
Extensions, discoveries and improved recovery	77,249	81,248	157,220
Development costs incurred	38,613	32,918	49,064
Revisions of previous quantity estimates	14,555	(61,816)	(121,809)
Accretion of discount	76,860	113,324	172,090
Net change in income taxes	(74,307)	67,127	134,856
End of the year	¥ 1,024,526	¥ 756,811	¥ 1,061,375